Total Defined Contribution Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expenses	¥ 3,729	¥ 464	¥ 9
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution expenses	¥ 13,070	¥ 6,726	¥ 4,350